Acquisitions	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Schedule of Allocation, Income and Change in Plan Equity [Line Items]
Acquisitions	Acquisitions
On January 1, 2025, Acuity Inc. acquired QSC, LLC, which administered the QSC, LLC 401(k) Retirement Savings Plan (the "QSC Plan"). Accordingly, we assumed sponsorship of the QSC Plan effective on such date. On September 15, 2025, the QSC Plan was fully merged into the AYI and ABL plans, resulting in the transfer of plan assets from the QSC Plan totaling $115,651,010 and $7,208,446, respectively.